Vanguard® Advice Select Global Value Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Canada (1.4%)
	Canadian Natural Resources Ltd.	326,213	9,900
	Barrick Gold Corp.	523,743	8,574
			18,474
China (3.4%)
	Tencent Holdings Ltd.	446,046	23,469
	ANTA Sports Products Ltd.	1,029,000	10,948
	Yum China Holdings Inc.	179,150	8,285
	New Oriental Education & Technology Group Inc. ADR	43,229	2,108
			44,810
France (5.5%)
	Sanofi SA	179,113	19,466
	Societe Generale SA	520,691	16,855
	Capgemini SE	83,173	15,114
	Engie SA	640,779	10,578
	Thales SA	36,267	5,871
	Airbus SE	24,869	4,302
			72,186
Germany (0.8%)
	Merck KGaA	67,268	10,154
Hong Kong (3.1%)
	Techtronic Industries Co. Ltd.	1,075,939	14,470
	AIA Group Ltd.	1,846,400	12,981
*	Sands China Ltd.	3,267,162	7,854
[1]	WH Group Ltd.	7,858,037	6,130
			41,435
Ireland (1.7%)
	CRH plc	116,091	11,486
	Bank of Ireland Group plc	1,075,920	10,714
			22,200
Italy (1.4%)
	FinecoBank Banca Fineco SpA	990,505	18,805
Japan (8.0%)
	Sony Group Corp.	932,700	20,584
	Mitsubishi UFJ Financial Group Inc.	1,265,300	16,002
	MISUMI Group Inc.	919,200	14,712
	FANUC Corp.	457,400	13,627
	MatsukiyoCocokara & Co.	626,600	9,274
	Tokyo Electron Ltd.	51,800	8,738
	Daikin Industries Ltd.	70,666	8,301
	Daiichi Sankyo Co. Ltd.	295,169	8,229
	SUMCO Corp.	457,400	3,377
	Persol Holdings Co. Ltd.	1,405,500	2,141
			104,985
Mexico (0.7%)
	Wal-Mart de Mexico SAB de CV	3,466,000	8,985
Netherlands (1.9%)
	ASML Holding NV (Registered) ADR	18,104	13,384
	Aegon Ltd.	1,836,657	11,991
			25,375
Norway (0.6%)
	Equinor ASA ADR	318,012	7,629
Russia (0.0%)
*,2	Sberbank of Russia PJSC	37,200	—
Singapore (1.2%)
	United Overseas Bank Ltd.	593,700	16,321

		Shares	Market Value ($000)
South Korea (0.7%)
	Hyundai Motor Co.	68,852	9,691
Spain (1.7%)
	Iberdrola SA (XMAD)	1,561,284	22,063
*	Iberdrola SA (BMEX)	26,918	381
			22,444
Sweden (1.2%)
	Sandvik AB	739,461	15,257
Switzerland (0.8%)
	Novartis AG ADR	102,936	10,780
Taiwan (1.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	74,645	15,625
United Kingdom (7.1%)
	Unilever plc	348,301	19,950
	Lloyds Banking Group plc	19,616,738	15,083
	Rio Tinto plc	242,446	14,600
	AstraZeneca plc	100,618	14,124
	Intermediate Capital Group plc	435,970	12,704
	Haleon plc	1,852,741	8,636
	Rentokil Initial plc	1,622,954	7,948
			93,045
United States (56.6%)
	Raymond James Financial Inc.	133,194	22,441
	Wells Fargo & Co.	278,129	21,917
	Morgan Stanley	145,512	20,143
	Equinix Inc.	21,741	19,864
	Keurig Dr Pepper Inc.	577,300	18,531
	Accenture plc Class A	45,868	17,657
	NXP Semiconductors NV	84,206	17,561
	Agilent Technologies Inc.	115,440	17,491
	Schlumberger NV	423,774	17,070
*	Airbnb Inc. Class A	126,990	16,657
	Emerson Electric Co.	124,411	16,167
	QUALCOMM Inc.	91,220	15,775
	Valero Energy Corp.	117,781	15,665
	Freeport-McMoRan Inc.	427,797	15,337
*	Live Nation Entertainment Inc.	105,398	15,249
*	Adobe Inc.	34,571	15,123
	Tyson Foods Inc. Class A	259,985	14,687
	Walt Disney Co.	129,712	14,665
	Reliance Inc.	50,563	14,638
	American Tower Corp.	76,590	14,165
	NIKE Inc. Class B	179,643	13,815
	Knight-Swift Transportation Holdings Inc. Class A	232,639	13,281
	Delta Air Lines Inc.	197,114	13,260
	Bristol-Myers Squibb Co.	216,710	12,775
*	Edwards Lifesciences Corp.	172,400	12,490
	T-Mobile US Inc.	53,498	12,463
	Pfizer Inc.	452,075	11,989
*	Uber Technologies Inc.	174,272	11,650
*	Charles River Laboratories International Inc.	67,767	11,165
	Salesforce Inc.	32,598	11,139
	UDR Inc.	265,828	11,096
	M&T Bank Corp.	55,001	11,068
	Skyworks Solutions Inc.	123,466	10,959
*	Centene Corp.	169,586	10,859
	Wyndham Hotels & Resorts Inc.	102,188	10,732
	Constellation Brands Inc. Class A	59,115	10,688
	TPG Inc. Class A	157,824	10,614
	Everest Group Ltd.	30,118	10,466
	Willis Towers Watson plc	31,036	10,228
	Alphabet Inc. Class A	48,276	9,849
	Eversource Energy	167,115	9,639
	PPG Industries Inc.	83,458	9,629
	Gentex Corp.	370,799	9,611

			Shares	Market Value ($000)
*		Boeing Co.	54,191	9,566
*		First Solar Inc.	56,500	9,465
		CME Group Inc.	38,735	9,162
		Voya Financial Inc.	122,260	8,679
		Kenvue Inc.	406,449	8,653
		Dover Corp.	42,141	8,583
		Micron Technology Inc.	93,523	8,533
*		Neurocrine Biosciences Inc.	54,470	8,270
		FMC Corp.	146,017	8,145
		Quest Diagnostics Inc.	49,837	8,128
		Rockwell Automation Inc.	28,729	7,999
		Broadcom Inc.	35,041	7,754
		Exxon Mobil Corp.	71,246	7,611
		MetLife Inc.	79,858	6,908
*		Enphase Energy Inc.	110,655	6,892
		Coterra Energy Inc.	181,053	5,019
*		Builders FirstSource Inc.	29,407	4,919
		TransUnion	49,200	4,883
		Halliburton Co.	150,370	3,913
		Humana Inc.	12,334	3,617
				746,967
Total Common Stocks (Cost $1,200,434)				1,305,168
		Coupon
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[3]	Vanguard Market Liquidity Fund (Cost $12,112)	4.371%	121,130	12,112
Total Investments (99.9%) (Cost $1,212,546)				1,317,280
Other Assets and Liabilities—Net (0.1%)				1,365
Net Assets (100%)				1,318,645
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $6,130,000, representing 0.5% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	774,426	—	—	774,426
Common Stocks—Other	57,811	472,931	—	530,742
Temporary Cash Investments	12,112	—	—	12,112
Total	844,349	472,931	—	1,317,280